Schedule of transactions with subsidiaries, joint ventures, associates, exclusive funds and other related parties, by transaction - statement of income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Current		R$ 3,763,603
Current		121,176
Current	R$ 34,972,354	23,386,194
Current		38,088
Current		6,242
Non-current	44,406,749	39,615,955
TOTAL ASSETS	79,379,103	63,002,149
Current	24,541,616	14,725,696
Non-current	31,463,098	37,024,948
Sales	3,521,245	1,674,235
Cost and expenses	(1,394,305)	(1,140,632)
Interest	81,790	37,516
Gains (losses) on disposals of investments	94,866	1,190,489
Net income for the year	13,595,621	4,292,618	R$ 2,244,511
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Current	77,463	116,401
Other Accounts Payable [Member]
IfrsStatementLineItems [Line Items]
Current	28,442	25,992
Other Provision For Consumption And Services [Member]
IfrsStatementLineItems [Line Items]
Current	22,182	44,466
Actuarial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Non-current		79,546
FinancialInvestmentsMember
IfrsStatementLineItems [Line Items]
Non-current	132,523	123,409
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Current	8,159
Loans [member]
IfrsStatementLineItems [Line Items]
Non-current	1,143,228	966,050
Actuarial Asset [Member]
IfrsStatementLineItems [Line Items]
Non-current	59,111	13,819
Other Non Current Asset [Member]
IfrsStatementLineItems [Line Items]
Non-current	927,077	664,020
Other related parties [member]
IfrsStatementLineItems [Line Items]
Current	2,731,368
Current		3,878,914
Non-current	191,634	137,228
TOTAL ASSETS	2,923,002	4,016,142
Current	14,712	11,892
Liabilities	14,712	91,438
Sales	3,244,017	1,568,992
Cost and expenses	(119,500)	(104,212)
Interest	32,246	18,421
Gains (losses) on disposals of investments	94,866	1,190,489
Net income for the year	3,251,629	2,673,690
Other related parties [member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Current	14,712	9,455
Other related parties [member] | Other Accounts Payable [Member]
IfrsStatementLineItems [Line Items]
Current		2,437
Other related parties [member] | Actuarial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Non-current		79,546
Other related parties [member] | FinancialInvestmentsMember
IfrsStatementLineItems [Line Items]
Current	2,579,990	3,763,603
Non-current	132,523	123,409
Other related parties [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Current		113,482
Current	134,570
Other related parties [member] | Dividends Receivable [Member]
IfrsStatementLineItems [Line Items]
Current	14,980
Other related parties [member] | Other Current Asset [Member]
IfrsStatementLineItems [Line Items]
Current	1,828	1,829
Other related parties [member] | Actuarial Asset [Member]
IfrsStatementLineItems [Line Items]
Non-current	59,111	13,819
Related parties [member]
IfrsStatementLineItems [Line Items]
Current	2,579,990
Current	144,396
Current	2,807,603	3,929,109
Current	76,878
Loans to consumers	4,511
Current	1,828
Non-current	2,261,939	1,767,298
TOTAL ASSETS	5,069,542	5,696,407
Current	128,087	186,859
Non-current	66,607	157,629
Liabilities	194,694	344,488
Net income for the year	2,303,596	1,761,608
Joint-ventures e joint operation [member]
IfrsStatementLineItems [Line Items]
Current	68,076	42,509
Non-current	2,066,679	1,626,695
TOTAL ASSETS	2,134,755	1,669,204
Current	113,354	174,967
Non-current	66,607	78,083
Liabilities	179,961	253,050
Sales	2,250	843
Cost and expenses	(1,273,740)	(1,036,420)
Interest	49,293	19,095
Net income for the year	(1,222,197)	(1,016,482)
Joint-ventures e joint operation [member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Current	62,730	106,946
Joint-ventures e joint operation [member] | Other Accounts Payable [Member]
IfrsStatementLineItems [Line Items]
Current	28,442	23,555
Non-current	66,607	78,083
Joint-ventures e joint operation [member] | Other Provision For Consumption And Services [Member]
IfrsStatementLineItems [Line Items]
Current	22,182	44,466
Joint-ventures e joint operation [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Current	1,667	8
Joint-ventures e joint operation [member] | Dividends Receivable [Member]
IfrsStatementLineItems [Line Items]
Current	61,898	38,088
Joint-ventures e joint operation [member] | Loans [member]
IfrsStatementLineItems [Line Items]
Loans to consumers	4,511
Non-current	1,139,602	962,675
Joint-ventures e joint operation [member] | Other Current Asset [Member]
IfrsStatementLineItems [Line Items]
Current		4,413
Joint-ventures e joint operation [member] | Other Non Current Asset [Member]
IfrsStatementLineItems [Line Items]
Non-current	927,077	664,020
Subsidiaries and associates [member]
IfrsStatementLineItems [Line Items]
Current		7,686
Current	8,159	7,686
Non-current	3,626	3,375
TOTAL ASSETS	11,785	11,061
Current	21
Non-current	21
Sales	274,978	104,400
Cost and expenses	(1,065)
Interest	251
Net income for the year	274,164	104,400
Subsidiaries and associates [member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Current	R$ 21
Other Accounts Payable [Member]
IfrsStatementLineItems [Line Items]
Non-current		R$ 78,083